Exhibit 99.1

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	July 2014
Distribution Date	08/15/14
Transaction Month	19
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		December 15, 2012
Closing Date:		January 30, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,555,688,377.99	79,529	3.88%	58.16
Original Adj. Pool Balance:		$1,532,687,217.90

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$345,000,000.00	22.177%	0.20000%		February 18, 2014
Class A-2 Notes	Fixed	$486,000,000.00	31.240%	0.40000%		December 15, 2015
Class A-3 Notes	Fixed	$422,000,000.00	27.126%	0.56000%		July 17, 2017
Class A-4 Notes	Fixed	$163,200,000.00	10.491%	0.75000%		September 17, 2018
Class B Notes	Fixed	$28,350,000.00	1.822%	1.13000%		September 17, 2018
Class C Notes	Fixed	$43,680,000.00	2.808%	1.35000%		June 17, 2019
Total Securities		$1,488,230,000.00	95.664%

Overcollateralization		$44,457,217.90	2.858%
YSOA		$23,001,160.09	1.479%
Total Original Pool Balance		$1,555,688,377.99	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$86,640,318.48	0.1782723	$50,504,295.16	0.1039183	$36,136,023.33
Class A-3 Notes	$422,000,000.00	1.0000000	$422,000,000.00	1.0000000	$-
Class A-4 Notes	$163,200,000.00	1.0000000	$163,200,000.00	1.0000000	$-
Class B Notes	$28,350,000.00	1.0000000	$28,350,000.00	1.0000000	$-
Class C Notes	$43,680,000.00	1.0000000	$43,680,000.00	1.0000000	$-
Total Securities	$743,870,318.48	0.4998356	$707,734,295.16	0.4755544	$36,136,023.33

Weighted Avg. Coupon (WAC)	3.88%		3.88%
Weighted Avg. Remaining Maturity (WARM)	41.51		40.64
Pool Receivables Balance	$784,126,018.69		$747,102,237.31
Remaining Number of Receivables	58,607		57,367

Adjusted Pool Balance	$774,864,915.09		$738,388,039.51

III. COLLECTIONS

Principal:
Principal Collections	$35,606,866.48
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds	$405,264.64
Total Principal Collections	$36,012,131.12

Interest:
Interest Collections	$2,512,678.07
Late Fees & Other Charges	$61,103.49
Interest on Repurchase Principal	$-
Total Interest Collections	$2,573,781.56

Collection Account Interest	$272.62
Reserve Account Interest	$31.50
Servicer Advances	$-

Total Collections	$38,586,216.80

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	July 2014
Distribution Date	08/15/14
Transaction Month	19
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$38,586,216.80
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$38,586,216.80
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$653,438.35	$-	$653,438.35	$653,438.35
Collection Account Interest					$272.62
Late Fees & Other Charges					$61,103.49
Total due to Servicer					$714,814.46

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$28,880.11		$28,880.11
Class A-3 Notes		$196,933.33		$196,933.33
Class A-4 Notes		$102,000.00		$102,000.00

Total Class A interest:		$327,813.44		$327,813.44	$327,813.44

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$26,696.25		$26,696.25	$26,696.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$49,140.00		$49,140.00	$49,140.00

Available Funds Remaining:					$37,467,752.65

7. Regular Principal Distribution Amount:					$36,136,023.33

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$36,136,023.33
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$36,136,023.33		$36,136,023.33
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$36,136,023.33		$36,136,023.33

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					1,331,729.32

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$9,261,103.60
Beginning Period Amount	$9,261,103.60
Current Period Amortization	$546,905.81
Ending Period Required Amount	$8,714,197.80
Ending Period Amount	$8,714,197.80
Next Distribution Date Amount	$8,188,049.93

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	July 2014
Distribution Date	08/15/14
Transaction Month	19
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,831,718.04
Beginning Period Amount	$3,831,718.04
Current Period Release to Collection Account
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,831,718.04
Ending Period Amount	$3,831,718.04

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$30,994,596.60	$30,653,744.36	$30,653,744.36
Overcollateralization as a % of Original Adjusted Pool		2.02%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		4.00%	4.15%	4.15%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.50%	56,506	98.07%	$732,651,099.73
30 - 60 Days	1.20%	689	1.55%	$11,616,031.69
61 - 90 Days	0.25%	142	0.32%	$2,389,631.07
91 + Days	0.05%	30	0.06%	$445,474.82
		57,367		$747,102,237.31
Total
Delinquent Receivables 61 + days past due	0.30%	172	0.38%	$2,835,105.89
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.30%	174	0.38%	$2,947,509.11
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.27%	163	0.33%	$2,740,086.55
Three-Month Average Delinquency Ratio	0.29%		0.36%

Repossession in Current Period		60		$1,064,899.38
Repossession Inventory		141		$600,314.72

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,416,914.90
Recoveries				$(405,264.64)
Net Charge-offs for Current Period				$1,011,650.26

Beginning Pool Balance for Current Period				$784,126,018.69

Net Loss Ratio				1.55%
Net Loss Ratio for 1st Preceding Collection Period				0.51%
Net Loss Ratio for 2nd Preceding Collection Period				0.46%
Three-Month Average Net Loss Ratio for Current Period				0.84%

Cumulative Net Losses for All Periods				$8,731,283.59
Cumulative Net Losses as a % of Initial Pool Balance				0.56%

Principal Balance of Extensions				$3,775,774.27
Number of Extensions				217

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